Derivative financial instruments	12 Months Ended
Dec. 31, 2024
Derivative financial instruments [Abstract]
Derivative Financial Instruments
12.	Derivative financial instruments

	2024 US$’000		2023 US$’000
	Assets	Liabilities	Assets	Liabilities
Cash flow hedges
- Interest rate swaps	22,935	—	45,964	—
Non-hedging instruments
- Forward freight agreements	1,690	891	1,512	276
- Forward foreign exchange contracts	—	1,048	449	—
	24,625	1,939	47,925	276
Analysed as:
Non-current	12,024	—	35,023	—
Current	12,601	1,939	12,902	276
	24,625	1,939	47,925	276

Cash flow hedges

Interest rate derivatives

The Group has entered into interest rate swap contracts that qualify for hedge accounting. The Group pays interest at fixed rates varying from 0.46% to 3.02% (2023: 0.46% to 3.10%) per annum and receives interest at a floating rate based on compounded SOFR with a credit adjustment spread; after gradually transitioning throughout the financial year ended 31 December 2023 from the three-month US$ LIBOR as a result of the IBOR reform.

The notional principal amount of these outstanding interest rate swaps as at 31 December 2024 amounted to US$446.1 million (2023: US$1,005.6 million). Of these, US$38.9 million matures within one year, US$332.2 million matures within two to five years, and US$75.0 million matures after five years. The notional amount of the hedging instruments directly impacted by IBOR reform as at 31 December 2023 amounted to US$1,005.6 million.

Non-hedging instruments

Forward foreign exchange contracts

The Group has entered into forward foreign exchange contracts to swap United States Dollars for Singapore Dollars and Danish Kroner with an external financial institution. The notional principal amounts of the outstanding forward foreign exchange contracts as at 31 December 2024 and 2023 comprise the following:

	2024 US$’000		2023 US$’000
Currency	Notional amounts in local currency	US$ equivalent	Notional amounts in local currency	US$ equivalent
Singapore Dollars	27,648	21,039	31,268	23,381
Danish Kroner	60,000	8,818	—	—

As at 31 December 2024, these forward foreign exchange contracts will mature within 12 (2023: 12) months from the balance sheet date. No hedge accounting is adopted and the fair value changes of these forward exchange contracts are recorded in profit or loss.

Freight forward agreements

The Group has entered into a number of forward freight agreements in order to hedge its spot voyage exposure for its vessels trading in the pools. As at 31 December 2024, the Group has outstanding positions with a notional amount of US$79.7 million (2023: US$69.7 million), which will mature in the next one year. No hedge accounting is adopted and the fair value changes of these freight forward agreements are recorded in profit or loss.